Accounts Payable and Accrued Liabilities including Related Parties (Tables)	6 Months Ended	12 Months Ended
	Dec. 31, 2025	Jun. 30, 2025
Payables and Accruals [Abstract]
Schedule of Accounts Payable and Accrued Liabilities

Accounts payable and accrued liabilities were as follows:

	December 31, 2025	June 30, 2025
Accounts payable	$4,077,271	$1,941,068
Accrued liabilities	569,725	-
Accrued interest payable	430,186	1,215,190
Total accounts payable and accrued liabilities	$5,077,182	$3,156,258

	December 31, 2025	June 30, 2025
Accrued liabilities	$2,185,113	$95,750
Accrued director fees	106,650	117,150
Accrued bonuses	37,715	110,000
Total accounts payable and accrued liabilities - related parties	$2,329,478	$322,900

Accounts payable and accrued liabilities were as follows at June 30, 2025 and 2024, respectively:

	June 30, 2025	June 30, 2024
Accounts payable and accrued liabilities	$1,941,068	$309,373
Accrued interest payable	1,215,190	57,772
Total accounts payable and accrued liabilities	$3,156,258	$367,145

	June 30, 2025	June 30, 2024
Accrued liabilities	$95,750	$238,510
Accrued director fees	117,150	57,000
Accrued bonuses	110,000	-
Total accounts payable and accrued liabilities - related parties	$322,900	$295,510